Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2015	2014
Pledged financial assets	220	229
Derivatives (including embedded derivatives) (see Note 5)	186	189
Investments	58	65
Restricted cash	55	64
Other	124	154

Total	643	701